Accumulated Other Comprehensive Income / (Loss)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income / (Loss) [Abstract]
Accumulated Other Comprehensive Income / (Loss)
11.          Accumulated Other Comprehensive Income / (Loss)

The components of AOCI included in the Consolidated Balance Sheets consist of unrealized gain / (loss) on cash flow hedges and are analyzed as follows:

Changes in AOCI by Component

Unrealized Gain / (Loss) on cash flow hedges
AOCI — Balance, January 1, 2013	$(651,896)

OCI before reclassifications	992,279
Amounts reclassified from AOCI	(424,533)
Net current-period OCI	567,746

AOCI — Balance, December 31, 2013	$(84,150)

OCI before reclassifications	521,002
Amounts reclassified from AOCI	(374,843)
Net current-period OCI	146,159

AOCI — Balance, December 31, 2014	$62,009

OCI before reclassifications	80,759
Amounts reclassified from AOCI	(105,058)
Net current-period OCI	(24,299)

AOCI — Balance, December 31, 2015	$37,710

Reclassifications out of AOCI

Details about AOCI Components	Amount Reclassified from AOCI	Affected Line Item in the Statement Where Net Income is Presented
Gains and losses on cash flow hedges
Interest rate contracts	$424,533	Interest and finance costs
Total reclassifications for 2013	$424,533

Interest rate contracts	$374,843	Interest and finance costs
Total reclassifications for 2014	$374,843

Interest rate contracts	$105,058	Interest and finance costs
Total reclassifications for 2015	$105,058